UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
2/29/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value

California (0.5%)

CA State G.O. Bonds, 5s, 11/1/32	A1	$1,250,000	$1,358,763

			1,358,763
Guam (1.3%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,125,000	1,244,464

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB-	1,000,000	1,060,060

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	453,677

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	508,520

			3,266,721
New Jersey (79.5%)

Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25	Aa3	1,859,000	1,983,720

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,435,254

Camden Cnty., Impt. Auth. VRDN (Sr. Redev. Harvest Village), Ser. A, 0.11s, 7/1/29	A-1	1,165,000	1,165,000

Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, NATL, 5 1/4s, 6/1/21	A-	3,905,000	4,046,869

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,642,170
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,228,770
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,237,660

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5s, 3/1/19	AA	1,500,000	1,828,200

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s, 11/1/28	AAA	2,000,000	2,666,440
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	3,945,420

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,616,745
5s, 4/1/23	AA+	500,000	578,855

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5 3/8s, 10/1/21	Aa3	1,720,000	2,214,758

Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s, 1/1/14	BBB/P	880,000	895,057

Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	BBB+/P	1,500,000	1,507,725
(North Brunswick Twp.), Ser. A, FGIC, NATL, 5s, 10/1/20 (Prerefunded 10/1/12)	Aa2	1,000,000	1,022,990

Middletown, Twp. Board of Ed. G.O. Bonds, 5s, 8/1/27	AA	1,500,000	1,768,965

Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aaa	1,150,000	1,427,461

New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, NATL, 5s, 9/1/24	A+	1,225,000	1,246,291

Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Term.), NATL, 5 1/4s, 1/1/22 (Prerefunded 1/1/14)	BBB	2,260,000	2,462,699

NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	1,300,000	1,303,588
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	1,500,000	1,403,565
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	761,333
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,667,614
(School Fac. Construction), Ser. N-1, AMBAC, 5 1/2s, 9/1/24	A1	1,500,000	1,875,750
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	2,950,000	2,970,591
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	1,500,000	1,660,170
(School Fac. Construction), Ser. Y, 5s, 9/1/33	A1	500,000	535,105
(School Fac.), Ser. U, AGM, 5s, 9/1/32	Aa3	1,000,000	1,085,750
(School Fac. Construction), Ser. P, 5s, 9/1/30	A1	2,040,000	2,185,370
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,083,150
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23	Aa3	2,545,000	2,772,396

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	188,640

NJ Econ. Dev. Auth. Solid Waste Fac. Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), Ser. A, 5.3s, 6/1/15	BBB	1,500,000	1,626,045

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	3,500,000	3,766,875
Ser. B, 5.6s, 11/1/34	A2	500,000	540,355
Ser. D, 4 7/8s, 11/1/29	A2	700,000	741,776

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	Aa3	5,000,000	6,345,391
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	1,068,090
(Atlantic City Med.), 6 1/4s, 7/1/17	A1	560,000	570,254
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	2,889,950
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39	Baa1	2,000,000	2,098,000
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	1,500,000	1,547,100
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,732,815
(Atlantic City Med.), 5 3/4s, 7/1/25	A1	975,000	984,506
(Barnabas Hlth.), Ser. A, 5 5/8s, 7/1/32	Baa2	2,000,000	2,099,680
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	609,948
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	919,620
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aa3	1,000,000	1,074,500
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	A3	1,425,000	1,578,373
(Hlth. Care Fac. Good Shepherd), Radian Insd., 5.1s, 7/1/21	BBB/P	1,010,000	965,853
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	3,119,002
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,438,770
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,741,122
(Hackensack U. Med. Ctr.), 5s, 1/1/34	A3	750,000	777,450
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A1	1,000,000	1,089,200
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	534,285
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,578,375
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	1,033,620
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,693,286
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	407,564
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,638,015
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,044,060

NJ Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hospital Corp.), Ser. B, 0.18s, 7/1/36	VMIG1	1,500,000	1,500,000
(Virtua Hlth.), Ser. C, 0.15s, 7/1/43	A-1	1,000,000	1,000,000
(Virtua Hlth.), Ser. B, 0.1s, 7/1/43	A-1	5,895,000	5,895,000
(Compensation Program), Ser. A-4, 0.1s, 7/1/27	VMIG1	1,500,000	1,500,000

NJ State G.O. Bonds, 5s, 6/1/27 (Prerefunded 6/1/17)	Aa3	1,500,000	1,835,535

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	2,400,000	1,397,040

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32	Baa1	500,000	602,375
(Georgian Court College), Ser. C, U.S. Govt. Coll., 6 1/2s, 7/1/33 (Prerefunded 7/1/13)	AA+	1,250,000	1,353,063
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,000,000	1,070,480
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,779,125
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB/F	1,000,000	1,030,870
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	532,570
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,575,000	1,659,184
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aa3	1,000,000	1,100,440
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aa3	2,000,000	2,204,500
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa1	1,000,000	1,041,620
(College of NJ), Ser. D, AGM, 5s, 7/1/26	Aa3	1,000,000	1,113,750
(College of NJ), Ser. D, AGM, 5s, 7/1/25	Aa3	1,500,000	1,677,030
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,690,230
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	A1	1,110,000	1,168,841
(Princeton U.), Ser. B, 5s, 7/1/21	Aaa	765,000	983,293
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded 7/1/14)	A+	1,565,000	1,733,535
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17	Aa3	4,315,000	4,740,459

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,912,138
Ser. 2, 5s, 12/1/26	Aa3	1,250,000	1,350,925
Ser. A, 5s, 6/1/18	AA	2,000,000	2,297,060

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	920,000	1,016,618
Ser. E1, AGM, 5.7s, 5/1/20	Aa3	385,000	385,477

NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	A+	3,085,000	3,551,359
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,236,400
Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,127,230
Ser. A, AGM, 5s, 1/1/20	Aa3	4,000,000	4,210,680

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5 7/8s, 12/15/38	A1	1,350,000	1,549,787
Ser. B, 5 1/4s, 6/15/36	A1	1,000,000	1,125,750
(Trans. Syst.), Ser. D, 5 1/4s, 12/15/23	A1	2,000,000	2,481,820
(Trans. Syst.), Ser. A, AGM, AMBAC, 5s, 12/15/32	Aa3	2,500,000	2,697,200
(Trans. Syst.), Ser. A, AMBAC, 5s, 12/15/27	A1	2,475,000	2,748,166
(Trans. Syst.), Ser. A, zero %, 12/15/33	A1	5,100,000	1,728,696

NJ State Trans. Trust Fund Auth. VRDN (Trans. Syst.), Ser. C, 0.11s, 6/15/32	VMIG1	1,500,000	1,500,000

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	525,665
zero %, 12/15/26	Aa3	1,000,000	552,130

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa3	1,130,000	1,357,006

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,574,920

Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa2	1,800,000	1,894,446

Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	Aa2	1,685,000	1,746,688
Ser. F, 5s, 5/1/30	Aa2	1,000,000	1,134,090
Ser. E, FGIC, NATL, 5s, 5/1/25	Aa2	1,330,000	1,429,524

Rutgers State U. VRDN, Ser. A, 0.09s, 5/1/18	VMIG1	775,000	775,000

Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds, Ser. A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,263,163

South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A-	1,250,000	1,264,100

Sussex Cnty., Muni. Util. Auth. (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	Aa2	1,500,000	675,855

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded 6/1/13)	Aaa	1,500,000	1,593,030
6s, 6/1/37 (Prerefunded 6/1/12)	Aaa	1,500,000	1,520,880
Ser. 1A, 5s, 6/1/41	B2	2,000,000	1,522,820
Ser. 1A, 4 3/4s, 6/1/34	B2	2,000,000	1,508,940
Ser. 1A, 4 5/8s, 6/1/26	B1	2,500,000	2,206,625
Ser. 1A, 4 1/2s, 6/1/23	B1	1,240,000	1,169,754

U. of Medicine & Dentistry Rev. Bonds, Ser. E, NATL, 6 1/2s, 12/1/12 (Escrowed to maturity)	BBB	910,000	952,160

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,500,000	1,634,745

			204,497,738
New York (5.1%)

NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,888,450

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	750,000	853,073

Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s, 6/1/94	Aa2	5,000,000	6,140,050

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	589,878
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,121,130

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa2	1,250,000	1,481,938

			13,074,519
Pennsylvania (1.3%)

Delaware River Port Auth. Rev. Bonds (Port Dist.), Ser. B, AGM, 5 5/8s, 1/1/26	Aa3	3,250,000	3,255,233

			3,255,233
Puerto Rico (9.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	Baa1	1,975,000	2,190,453
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	1,490,000	1,668,562
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	Baa1	2,500,000	2,813,950

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	3,300,000	3,556,344
6s, 7/1/38	Baa2	1,000,000	1,082,810

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	Baa1	1,000,000	1,127,180
Ser. X, 5 1/2s, 7/1/13 (Escrowed to maturity)	A3	210,000	218,810
Ser. X, 5 1/2s, 7/1/13	A3	60,000	62,406

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,170

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	Baa1	1,025,000	1,144,269

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	1,000,000	1,066,880
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa1	570,000	587,020

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	5,000,000	5,659,250
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	1,076,610

U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,000,000	1,035,420

			24,290,134
Virgin Islands (0.6%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	491,684
Ser. A-1, 5s, 10/1/39	Baa2	525,000	533,579
Ser. A, 5s, 10/1/25	Baa2	450,000	486,104

			1,511,367
TOTAL INVESTMENTS

Total investments (cost $228,952,036)(b)			$251,254,475

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $257,255,941.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $228,952,036, resulting in gross unrealized appreciation and depreciation of $22,448,230 and $145,791, respectively, or net unrealized appreciation of $22,302,439.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	18.2%
	State government	17.2
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	15.5%
	NATL	11.8
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$251,254,475	$—

Totals by level	$—	$251,254,475	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012